SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			6 Months Ended	12 Months Ended
	Sep. 01, 2016	Dec. 03, 2015	Dec. 09, 2012	Jun. 30, 2016	Dec. 31, 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liquidated damages paid				$ 50
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant				5,584,251
Option expiration term			10 years		10 years
Performance Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding				3,550,000
Outstanding, weighted-average exercise price				$ 2.38
Contractual term				3 years 3 months 4 days
Outstanding, intrinsic value
Employee Stock Option [Member] | Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term				5 years
Undertone [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued				200,000
Warrants, exercise price				$ 3.03
Warrants, weighted average grant date fair value				$ 1.23
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liquidated damages, percent				1.00%
Minimum [Member] | Employee Stock Option [Member] | Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan				1 year
Minimum [Member] | Restricted Stock Units (RSUs) [Member] | Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan				1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liquidated damages, percent				10.00%
Maximum [Member] | Employee Stock Option [Member] | Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan				3 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member] | Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan				3 years
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued		4,436,898
Gross proceeds		$ 10,125
Purchase price per share		$ 2.282
Private Placement [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued	782,981
Purchase price per share	$ 1.939